Operating leases - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Minimum lease payments payable under non-cancellable operating lease	€ 168.3	€ 179.6
Findus Sverige AB
Disclosure of other provisions [line items]
Minimum lease payments payable under non-cancellable operating lease	115.8
Other provisions	€ 72.5